Payroll and related benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Payroll and Related Benefits

Million US dollar	2018	2017	2016
Wages and salaries	(4 726)	(4 884)	(4 404)
Social security contributions	(698)	(699)	(647)
Other personnel cost	(708)	(762)	(580)
Pension expense for defined benefit plans	(193)	(196)	(194)
Share-based payment expense	(353)	(359)	(228)
Contributions to defined contribution plans	(116)	(118)	(77)

Payroll and related benefits	(6 794)	(7 018)	(6 130)

Summary of Number of Full Time Equivalents

The number of full time equivalents can be split as follows:

	2018	2017	2016
AB InBev NV (parent company)	180	215	225
Other subsidiaries	172 423	182 700	206 408

Total number of FTE	172 603	182 915	206 633